UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment            [ ] Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chou Associates Management Inc.
Address: 110 Sheppard Avenue East
         Suite 301, Box 18
         Toronto ON M2N 6Y8

Form 13F File Number: 028-12878

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Francis S.M. Chou
Title: CEO
Phone: (416) 214-0675

Signature, Place, and Date of Signing:


/s/ Francis S.M. Chou             Toronto, ON               August 15, 2011
------------------------   -------------------------   -------------------------
     (Signature)                 (City, State)                  (Date)

Report Type ( Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         32
Form 13F Information Table Value Total:    441,961
                                        (thousands)

List of Other Included Managers:

NONE

                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER             TITLE         CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ABITIBIBOWATER INC           COM NEW          003687209  48,589   2,393,549 SH          SOLE              2,393,549    0     0
BANK OF AMERICA CORPORATION  W EXP 01/16/201  060505146  24,376   4,400,000 SH          SOLE              4,400,000    0     0
BERKSHIRE HATHAWAY INC DEL   CL A             084670108  34,831         300 SH          SOLE                    300    0     0
BP PLC                       SPONSORED ADR    055622104     443      10,000 SH          SOLE                 10,000    0     0
CHUNGHWA TELECOM CO LTD      SPON ADR NEW11   17133Q106   4,564     132,088 SH          SOLE                132,088    0     0
COMPUCREDIT HLDGS CORP       NOTE 5.875%11/3  20478NAD2   5,699  13,150,000 PRN         SOLE             13,150,000    0     0
CRYPTOLOGIC LIMITED          SHS              G3159C109      90      60,000 SH          SOLE                 60,000    0     0
FLAGSTONE REINSURANCE HOLDIN COM              L3466T104  12,645   1,500,000 SH          SOLE              1,500,000    0     0
GANNETT INC                  COM              364730101   4,626     323,035 SH          SOLE                323,035    0     0
GAP INC DEL                  COM              364760108   2,420     133,700 SH          SOLE                133,700    0     0
GOLDMAN SACHS GROUP INC      COM              38141G104  15,305     115,000 SH          SOLE                115,000    0     0
JPMORGAN CHASE & CO          W EXP 10/28/201  46634E114  10,519     780,913 SH          SOLE                780,913    0     0
LEVEL 3 COMMUNICATIONS INC   NOTE 15.000% 1/1 52729NBM1  56,541  35,250,000 PRN         SOLE             35,250,000    0     0
LEVEL 3 COMMUNICATIONS INC   NOTE 6.500%10/0  52729NBR0   3,102   1,470,000 PRN         SOLE              1,470,000    0     0
MANNKIND CORP                NOTE 3.750%12/1  56400PAA0   5,598   9,800,000 PRN         SOLE              9,800,000    0     0
MANNKIND CORP                COM              56400P201   9,268   2,438,989 SH          SOLE              2,438,989    0     0
MEDIA GEN INC                CL A             584404107   3,625     949,082 SH          SOLE                949,082    0     0
NOKIA CORP                   SPONSORED ADR    654902204     193      30,000 SH          SOLE                 30,000    0     0
OFFICE DEPOT INC             COM              676220106   1,572     372,503 SH          SOLE                372,503    0     0
OVERSTOCK COM INC DEL        COM              690370101  33,784   2,219,709 SH          SOLE              2,219,709    0     0
RADIOSHACK CORP              COM              750438103  13,310   1,000,000 SH          SOLE              1,000,000    0     0
RYANAIR HLDGS PLC            SPONSORED ADR    783513104     792      27,000 SH          SOLE                 27,000    0     0
SANOFI                       SPONSORED ADR    80105N105  16,470     410,000 SH          SOLE                410,000    0     0
SEARS HLDGS CORP             COM              812350106  28,146     393,977 SH          SOLE                393,977    0     0
SK TELECOM LTD               SPONSORED ADR    78440P108   3,179     170,000 SH          SOLE                170,000    0     0
SPRINT NEXTEL CORP           COM SER 1        852061100  33,004   6,123,200 SH          SOLE              6,123,200    0     0
SYMETRA FINL CORP            COM              87151Q106   2,337     174,000 SH          SOLE                174,000    0     0
UTSTARCOM INC                COM              918076100   1,945   1,247,051 SH          SOLE              1,247,051    0     0
VALEANT PHARMACEUTICALS INTL COM              91911K102  11,763     226,377 SH          SOLE                226,377    0     0
VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209     267      10,000 SH          SOLE                 10,000    0     0
WATSON PHARMACEUTICALS INC   COM              942683103  43,671     635,400 SH          SOLE                635,400    0     0
WELLS FARGO & CO NEW         W EXP 10/28/201  949746119   9,287     997,500 SH          SOLE                997,500    0     0